Fair value measurement - Contingent consideration, Royalty deed (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuity schedule
Balance as of beginning of period	$ 141,711
Balance as of end of period	$ 166,105
Royalty deed
Fair value measurement
Discount rate	8.00%
Continuity schedule
Balance as of beginning of period	$ 47,661	$ 43,985
Change in fair value	1,304	7,213
Royalty accruals and payments	(2,450)	(4,778)
Balance as of end of period	$ 46,515	$ 46,420